Other Taxes Payable	9 Months Ended
Sep. 30, 2011
Other Taxes Payable [Abstract]
Other Taxes Payable [Text Block]
Note 11 –	Other Taxes Payable

Other taxes payable consisted of the following:

	September 30,	December 31,
	2011	2010
	(Unaudited)

Business tax and related urban construction tax and education surcharge	$1,292,431	$2,905,065
LAT	2,283,488	31,663

	$3,575,919	$2,936,728